SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2025	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2025	Mar. 02, 2023	Dec. 31, 2022
Net income			$ 7,145,000	$ 3,602,000	$ 455,000	$ (4,435,000)	$ (16,918,000)	$ (17,390,000)	$ 11,202,000	$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Working capital, amount	$ 1,900,000		1,900,000						1,900,000			18,800,000
Accumulated deficit	93,105,000		93,105,000						93,105,000			104,307,000		63,662,000
Restricted cash	$ 0		0			1,800,000			0	1,800,000
Bad debt expense			$ 0			$ 0			$ 147,000	0		106,000		106,000
Property, plant and equipment, useful life	3 years		3 years						3 years
Reduction in value of software development cost			$ 75,000						$ 129,000
Impairment									0	$ 0		0		0
Total credit facility, net of discount and deposits												$ 4,050,000
Loss on change in fair value	$ 115,000								$ 40,000
Contract asset amortization period	14 months		14 months						14 months
Options outstanding	17,766		17,766			64,301			17,766	64,301		18,614		94,767			100,305
Warrant purchase outstanding	1,161,195		1,161,195			1,161,195			1,161,195	1,161,195		1,161,195		1,161,195
Weighted average strike price of warrants	$ 287.50		$ 287.50			$ 287.50			$ 287.50	$ 287.50		$ 287.50		$ 287.50
Impairment of goodwill									$ 35,000	$ 0		$ 0		$ 0
Advertising expense									300,000	200,000		4,500,000		2,800,000
Net loss			$ (7,145,000)	$ (3,602,000)	$ (455,000)	$ 4,435,000	$ 16,918,000	$ 17,390,000	(11,202,000)	38,744,000		40,645,000		52,822,000
Net cash used in operating activity									(2,442,000)	$ (10,491,000)		16,900,000		(30,393,000)
Restricted cash												1,800,000		2,200,000
Gain from sale of consolidated entity														387,000
Contract liabilities	$ 1,772,000		1,772,000						1,772,000			696,000		2,800,000
Cash FDIC insured amount												250,000
Impairment loss			$ 0						$ 0			0		0
M2i Global Inc [Member]
Net income											$ (6,492,569)		$ (3,887,261)
Accumulated deficit		$ 12,493,751									12,493,751		6,001,182
Net loss											6,492,569		3,887,261
Net cash used in operating activity											(4,237,086)		(2,098,661)
Cash FDIC insured amount		250,000									250,000
Derivation liability		$ 260,008									$ 381,439
Previously Reported [Member]
Net income												(40,645,000)
Accumulated deficit												104,307,000
Net loss												40,645,000
Net cash used in operating activity												(16,919,000)
Gain from sale of consolidated entity
Contract liabilities												11,500,000
Volato 158 LLC [Member]
Equity method investment, ownership percentage															3.13%
Loss on sale of equity method investment												$ 162,000
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations [Member] | Fly Dreams LLC [Member]
Restricted cash																$ 550,000
Gain from sale of consolidated entity														$ 387,000
Restricted Stock Units (RSUs) [Member]
Restricted stock shares outstanding	47,323		47,323			49,555			47,323	49,555		29,080
Share Exchange Agreements [Member]
Common stock issued during period shares	1,197,604
Common stock received in share exchange agreement	16,000,000
Convertible Debt [Member]
Debt instrument, face amount												$ 36,000,000.0
Original issue discount, percentage												10.00%
Convertible Debt [Member] | 2024 [Member]
Debt instrument, face amount												$ 4,500,000
Total credit facility, net of discount and deposits												4,100,000
Convertible Debt [Member] | 2024 Convertible Notes [Member]
Debt instrument, face amount												4,500,000
Total credit facility, net of discount and deposits												$ 4,100,000
Original issue discount, percentage												10.00%
Convertible Debt [Member] | 2024 Convertible Notes [Member] | Maximum [Member]
Debt instrument, face amount												$ 36,000,000.0
Forward Contracts [Member]
Loss on cancellation of derivatives												$ 3,000,000.0
Software and Software Development Costs [Member]
Property, plant and equipment, useful life												3 years
Capitalized computer software, additions									$ 69,000	$ 69,000		$ 142,000		$ 323,000
Capitalized computer software, amortization expense			$ 37,000			$ 26,000			133,000	78,000		$ 132,000		25,000
Reduction in value of software development cost			$ 75,000						$ 129,000
Website Development Costs [Member]
Property, plant and equipment, useful life	3 years		3 years						3 years			3 years
Capitalized computer software, additions									$ 0	142		$ 0		241,000
Capitalized computer software, amortization expense			$ 24,000			$ 26,000			$ 72,000	$ 77,000		$ 97,000		$ 56,000